SCHEDULE OF SUBSIDIARIES OF THE COMPANY (Details)	12 Months Ended
May 31, 2026
Advance JV Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 29, 2025
Place of incorporation	Cayman Islands
Equity ownership description	Parent
Principal activities	Investment holdings
Advance JV Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Aug. 07, 2025
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Ownership interest	100.00%
Advance JV Construction Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 05, 2021
Place of incorporation	Hong Kong
Principal activities	Provision of construction works services
Ownership interest	100.00%